Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Losses for Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail) (USD $)
In Millions, unless otherwise specified
	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Total recognized in accumulated other comprehensive loss, net of tax	$ (612)	$ (657)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(928)	(992)
Total recognized in accumulated other comprehensive loss	(928)	(992)
Total recognized in accumulated other comprehensive loss, net of tax	(570)	(610)
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service benefit	57	70
Net actuarial loss	(46)	(60)
Total recognized in accumulated other comprehensive loss	11	10
Total recognized in accumulated other comprehensive loss, net of tax	$ 7	$ 6